Noncontrolling interest	12 Months Ended
Dec. 31, 2011
Noncontrolling interest

27. Noncontrolling interest

As of December 31, 2011, the Group’s noncontrolling interest mainly included equity interests in Red 5, Fire Rain, Wanyouyl and Mengxiang Hulian and equity awards granted as compensation by the Group’s subsidiaries. The following schedule shows the effects of changes in the ownership interest of The9 Limited in its subsidiaries on equity attributed to The9 Limited for the years ended December 31, 2009, 2010 and 2011.

	December 31, 2009	December 31, 2010	December 31, 2011
	RMB	RMB	RMB
Net loss attributable to The9 Limited	(405,152,407)	(499,611,594)	(284,329,931)

Transfers (to) from the noncontrolling interest
Increase in The9 Limited’s additional paid-in capital for issuance of shares by Red 5 upon stock option exercise	0	5,564	4,044
Increase in The9 Limited’s additional paid-in capital for purchase of common shares of Red 5 from holders of noncontrolling interest	0	523,586	1,565,749
Decrease in The9 Limited’s additional paid-in capital for conversion of a loan into equity of Fire Rain	(2,757,183)	0	0
Decrease in The9 Limited’s additional paid-in capital for capital contribution to Red 5, Fire Rain, Wanyouyl and Mengxiang Hulian	0	(6,981,392)	(12,741,104)

Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests	(407,909,590)	(506,063,836)	(295,501,242)